Investments (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Investments

	December 31, 2024			December 31, 2023
	Fair Value	Cost	Accumulated unrealized holding gains (losses)	Fair Value	Cost	Accumulated unrealized holding gains
Investments	$24.5	$34.9	$(10.4)	$41.3	$37.3	$4.0